Share-Based compensation	6 Months Ended
Jun. 30, 2025
Share-Based compensation
Share-Based compensation

17.Share-Based compensation

Equity-settled share-based payment transactions

As of June 30, 2025, the Company has four outstanding equity-settled share-based incentive plans, including (i) the 2021 warrants plan (the 2021 plan), (ii) the 2022 warrants plan (the 2022 plan), (iii) the 2024 warrants plan (the 2024 plan) and (iv) the 2025 warrants plan (the 2025 plan).

The changes of the year for the equity-settled warrant plans are as follows:

Number of shares (after share split) warrants give right to across all plans	2025	2024
Outstanding at January 1	2,258,319	1,635,606
Granted	658,374	385,250
Forfeited	(37,377)	(13,625)
Exercised	(13,875)	(24,275)
Expired	(67,500)	(35,975)
Outstanding as at June 30	2,797,941	1,946,981
Exercisable as at June 30	1,715,849	1,210,613

On February 1, 2024 and on April 21, 2024, respectively 300,250 and 85,000 warrants were granted from the 2022 plan. As of June 30, 2024, a total number of 24,275 warrants have been exercised.

The following warrants were granted during 2025:

-On February 1, 2025, 329,431 warrants were granted from the 2024 plan (17,000 warrants were not accepted)

-On February 1, 2025, 223,943 warrants were granted from the 2025 plan (10,000 warrants were not accepted)

-On March 14, 2025, 45,000 warrants were granted from the 2025 plan

-On April 8, 2025, 30,000 warrants were granted from the 2025 plan

-On May 5, 2025, 30,000 warrants were granted from the 2025 plan

As of June 30, 2025, a total number of 13,875 warrants have been exercised. For 5,500 exercised warrants, the related shares were not yet issued per June 30, 2025.

As of June 30, 2025, the remaining 30,000 warrants from the 2020 warrants plan expired as the expiration date of the 2020 plan was reached.

The following tables provide the input to the Black-Scholes model for warrants granted in 2020, 2021, 2022, 2023, 2024 and 2025 related to the 2020 warrant plan, the 2021 warrant plan, the 2022 warrant plan, the 2024 warrant plan and the 2025 warrant plan. The tables and notes use as a basis, the number of shares the warrants give right to across all plans.

		Plan 2021	Plan 2021	Plan 2021	Plan 2021
	Plan 2020	(grant Sept 17	(grant Oct 27	(grant Feb 21	(grant Feb 21
	(grant 2020)	2021)	2021)	2022)	2022)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	56.32%	51.30%	51.50%	49.80%	49.80%
Risk-free interest rate	(0.20)%	(0.36)%	(0.18)%	0.37%	0.37%
Expected life	3	3	3	3	3
Exercise price	11.94	25.31	25.31	17.76	25.31
Stock price	10.20	25.75	20.50	17.50	17.50
Fair value	3.31	9.22	5.94	6.05	4.15

	Plan 2021	Plan 2021	Plan 2021	Plan 2021	Plan 2021
	(grant Feb 21	(grant May 14	(grant June 8	(grant Aug 8	(grant Aug 8
	2022)	2022)	2022)	2022)	2022)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	49.80%	49.80%	52.60%	53.71%	53.97%
Risk-free interest rate	0.50%	1.06%	1.60%	1.39%	1.45%
Expected life	4	3	3	3	4
Exercise price	17.76	13.82	12.95	9.66	9.66
Stock price	17.50	13.82	13.34	9.75	9.75
Fair value	6.90	4.94	5.21	3.79	4.32

	Plan 2021	Plan 2021	Plan 2021	Plan 2022	Plan 2022
	(grant March 24	(grant April 12	(grant June 14	(grant June 14	(grant Oct 20
	2023)	2023)	2023)	2023)	2023)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	52.00%	52.00%	51.28%	51.28%	50.00%
Risk-free interest rate	3.20%	3.24%	3.36%	3.36%	3.55%
Expected life	3	3	3	3	3
Exercise price	5.42	6.36	7.19	7.19	5.92
Stock price	6.70	7.08	7.10	7.10	5.60
Fair value	3.09	3.04	2.75	2.75	2.07

	Plan 2022	Plan 2022	Plan 2022	Plan 2024	Plan 2024
	(grant Feb 01	(grant Apr 21	(grant Aug 2	(grant Aug 2	(grant Sep 18
	2024)	2024)	2024)	2024)	2024)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	62.20%	65.50%	66.00%	66.00%	65.20%
Risk-free interest rate	2.63%	3.08%	2.55%	2.55%	2.38%
Expected life	3	3	3	3	3
Exercise price	5.24	9.04	7.88	7.88	7.20
Stock price	9.96	9.20	7.56	7.56	7.54
Fair value	6.26	4.40	3.47	3.47	3.60

	Plan 2024	Plan 2024	Plan 2024	Plan 2024	Plan 2025
	(grant Nov 25	(grant Nov 25	(grant Feb 1	(grant Feb 1	(grant Feb 1
	2024)	2024)	2025)	2025)	2025)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	63.70%	63.70%	63.00%	63.00%	63.00%
Risk-free interest rate	2.24%	2.24%	2.26%	2.26%	2.26%
Expected life	3	3	3	3	3
Exercise price	7.69	8.04	9.63	10.15	10.15
Stock price	8.10	8.10	10.15	10.15	10.15
Fair value	3.80	3.70	4.76	4.61	4.61

	Plan 2025	Plan 2025	Plan 2025
	(grant Mar 14	(grant Apr 8	(grant May 5
	2025)	2025)	2025)
Return Dividend	0%	0%	0%
Expected volatility	63.00%	65.24%	64.97%
Risk-free interest rate	2.40%	2.11%	2.02%
Expected life	3	3	3
Exercise price	10.80	7.20	5.65
Stock price	10.80	5.76	5.65
Fair value	4.91	2.31	2.60

On March 24, 2023, the Company reduced the exercise price of 75% of the warrants previously granted to warrant holders under the 2021 Warrants Plan to 5.42 EUR to reflect the decrease in the company’s share price. For the remaining 25% of the warrants previously granted under the 2021 Warrants Plan, the exercise price will remain unchanged. All other terms and conditions of the re-priced warrants remain unchanged to the original option agreement. The Company determined the fair value of the options at the date of the modification (March 24, 2023). The incremental fair value of the re-priced warrants will be recognised as an expense over the period from the modification date to the end of the vesting period. For the warrants already vested at the date of modification, the incremental fair value is fully recognised as an expense at date of modification. The expense for the original option grant will continue to be recognised as if the terms have not been modified.

The fair value of the modified warrants was determined using the same models and principles as described above, with the following model inputs:

	Plan 2021	Plan 2021	Plan 2021	Plan 2021
	(grant Sept 17	(grant Oct 27	(grant Feb 21	(grant Feb 21
	2021)	2021)	2022)	2022)
Return Dividend	0%	0%	0%	0%
Expected volatility	52.00%	52.00%	52.00%	52.00%
Risk-free interest rate	3.25%	3.25%	3.17%	3.36%
Expected life	2	2	2	2
Exercise price	5.42	5.42	5.42	5.42
Stock price	6.68	6.68	6.68	6.68
Fair value	2.48	2.52	2.67	2.49
Incremental Fair value	2.38	2.40	2.23	2.38

	Plan 2021	Plan 2021	Plan 2021	Plan 2021
	(grant Feb 21	(grant May 14	(grant Aug 8	(grant Aug 8
	2022)	2022)	2022)	2022)
Return Dividend	0%	0%	0%	0%
Expected volatility	52.00%	52.00%	52.00%	52.00%
Risk-free interest rate	3.03%	3.13%	3.13%	2.98%
Expected life	3	2	3	4
Exercise price	5.42	5.42	5.42	5.42
Stock price	6.68	6.68	6.68	6.68
Fair value	3.05	2.75	2.87	3.21
Incremental Fair value	2.23	1.92	1.28	1.19

Equity-settled share-based payment transactions – Restricted Stock Units (“RSU”)

In 2024, each non-executive director was granted 14,806 “restricted share units” or “RSUs”, whereby each RSU represents the obligation of the relevant non-executive director to subscribe for one new ordinary share of the Company at a subscription price of EUR 0.1718 per share (irrespective of the market value of the share at that time).

The key features of the RSUs can be summarized as follows:

●	Unless the shareholders’ meeting of the Company decides otherwise, whether for one, more or all non-executive directors, RSUs will be granted to non-executive directors on a yearly basis on the date of the annual shareholders’ meeting.
●	RSUs do not grant voting rights, preferential subscription rights or other membership rights.
●	The number of RSUs to be granted on an annual basis shall be calculated as follows: EUR 130,000 divided by the average closing price of the Company’s shares on the stock exchange where the Company’s shares are first listed, during the month of May of the year of the grant. For directors that are appointed between two annual shareholders’ meetings, this number shall be prorated.
●	RSUs are not transferable, except in case of death.
●	RSUs in principle vest on the first anniversary of the date of grant provided that the relevant non-executive director is still in office at that time. In the event of death or an “exit”, immediate vesting applies.
●	The vesting of RSUs is not linked to any performance criteria but rather based on continued service during the vesting period. Therefore, the remuneration in RSUs is a form of fixed remuneration.
●	The grant of RSUs to a non-executive director that has not been explicitly refused by the relevant non-executive director fifteen calendar days following the date of grant, shall be deemed accepted by the relevant non-executive director and creates an obligation for the relevant non-executive director to subscribe for the underlying shares when the RSUs have vested. The RSU is therefore not an option leaving discretion with the director whether to exercise or not.
●	The new shares to be issued pursuant to the exercise of RSUs shall be issued, subscribed, and fully paid up in principle within one month following the date of vesting of the relevant RSUs. The new shares shall be issued under the authorized capital of the Company. The Company reserves the right to deliver existing shares (if it has access to its own shares in accordance with applicable company law rules) or to compensate non-executive directors in cash (i.e., a cash amount equal to the closing stock price of the shares on the stock exchange where the Company’s shares are first listed on the first trading day following the date of vesting of the relevant RSUs, minus the subscription price of EUR 0.1718 per share).

The RSUs will be accounted for as an equity-settled share-based payment plan as the Company can issue new shares under the authorized capital. The fair value of the RSUs granted is equal to the share price at the grant date minus the exercise price of EUR 0.1718 and equals EUR 7,65 per RSU granted.

At June 12, 2024, the Company has granted a total of 103,642 RSUs towards 7 directors which vested at the shareholders’ meeting held in June 2025. As at June 30, 2025 all RSUs had been exercised but the related shared were not yet issued.

At June 11, 2025, the Company has granted a total of 146,531 RSUs, with the same conditions as the 2024 RSUs, towards 7 directors which will vest at the shareholders’ meeting held in June 2026. The total RSUs outstanding as at June 30, 2025 was 146,531 RSUs.

Equity-settled share-based payment expense

The Company has recognized €2.9 million share-based payment expense for the six months ended June 30, 2025 (2024: €1.5 million).